SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

File Numbers: 333-41565 and 811-08501

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                /X/

Pre-Effective Amendment No. ___                                               /  /

Post-Effective Amendment No. 7                                             /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

Amendment No.      8                                                                /X/

(Check appropriate box or boxes.)

THE BOYLE FUND

 (Exact name of Registrant as Specified in Charter)

37 Cordele Road, Newark, Delaware 19711

(Address of Principal Executive Offices)                          Zip Code

Registrant's Telephone Number, including Area Code          (415) 693-0800

Michael J. Boyle

Boyle Management and Research, Inc.

37 Cordele Road, Newark, Delaware 19711

(Name and Address of Agent for Service)

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It is proposed that this filing will become effective (check appropriate box)

[x ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[   ]   on (date) pursuant to paragraph (b) of Rule 485.

[   ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

[   ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          -----------------------------------------------------------

[Outside front cover]

P R O S P E C T U S

October 31, 2004

BOYLE  MARATHON  FUND

BOYLE MARATHON FUND

For Investors Seeking Long-Term Capital Appreciation

Income Is Secondary

As  with  all  mutual  funds,  the  Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that  this  Prospectus  is  complete  or  accurate.  Any representation to the contrary is a criminal offense.

[LOGO]

The Boyle Fund

Boyle Marathon Fund

37 Cordele Road

Newark, Delaware 19711

TABLE OF CONTENTS

I.  The Fund

The Objective of the Boyle Marathon Fund

The Principal Investment Strategies and Policies of the Fund

The Investment Selection Process Used by the Fund

The Principal Risks of Investing in the Fund

Who Should Invest

Performance History

Costs of Investing in the Fund

Example

Additional Investment Strategies and Risk Considerations

II.  Who Manages the Fund

The Portfolio Manager and the Adviser

Fund Administration

III.  How to Buy and Sell Shares

Pricing of Fund Shares

Investing in the Fund

Types of Account Ownership

Instructions For Opening and Adding to an Account

Telephone and Wire Transactions

Tax-Deferred Plans

Types of Tax-Deferred Accounts

Automatic Investment Plans

Instructions For Selling Fund Shares

Additional Redemption Information

Shareholder Communications

Dividends and Distributions

Taxes

IV.  Financial Highlights

I.  THE FUND

THE OBJECTIVE OF THE BOYLE MARATHON FUND

•

The Fund seeks long-term growth of capital.

•

Income is secondary.

THE PRINCIPAL INVESTMENT STRATEGIES

AND POLICIES OF THE FUND

* The Fund invests primarily in securities of companies in the technology, financial services, pharmaceutical, and retail fields. The Adviser considers a company's sales in determining whether a company is in the technology, financial services, pharmaceutical, or retail field. The Fund may also invest in other companies. The Fund normally maintains a core position of 30-40 common stocks selected for their growth potential over a 3 to 5 year period.

*  The Fund concentrates its investments in the securities of companies in technology,  retail, financial services, and pharmaceutical,  which  means  over 25%, and as much as 100%, of the Fund's  assets  can  be  invested  in this group of industries or any one of the industries. The Fund may also invest in other areas.

[Side  panel: The Fund's ticker symbol is BFUNX. You may follow the changes in the Fund's daily share price by entering the Fund's ticker symbol anywhere you would normally obtain a stock quotation.]

[Side  panel:  The  Fund's  objective  may not be changed without  shareholder  approval.]

*  The  Fund invests primarily in companies whose revenues and earnings are  likely to grow faster than the economy as a whole, offering above-average prospects  for  capital  appreciation  and  only a secondary emphasis on dividend income.

*  The  Fund  is a  "non-diversified"  portfolio, which means it can invest in fewer securities at any one time than diversified  portfolios.

*  Under normal conditions, the Fund will be invested (at least 90% of the value of the Fund's net assets) in common stock. Under adverse market conditions, when investment opportunities are limited, or in the event of exceptional redemption requests, the Fund may hold cash or cash-equivalents and invest without limit in obligations of the U.S. Government  and  its  agencies  and  in  money  market  securities,  including repurchase agreements and  short-term  debt  securities. Under these circumstances, the Fund may not participate  in  stock market advances or declines to the same extent it would had  it  remained  more fully invested in common stocks. As a result, the Fund may not achieve its investment objective.

THE INVESTMENT SELECTION PROCESS

USED BY THE FUND

In selecting investments for the Fund, the Adviser focuses on four of the growing segments of the economy (in the opinion of the Adviser) - - technology, retail, pharmaceutical, and financial services. The Adviser then selects the companies that are leaders in these segments. These companies will have strong financial positions, excellent management, and innovative products and approaches to the market.

[Side  panel:  Mutual  funds  generally  emphasize  "growth" or "value" styles   of   investing.   Growth  funds  invest  in  companies  that  exhibit faster-than-average  growth  in  revenues and earnings, appealing to investors who  are  willing  to accept more volatility in hopes of a greater increase in share price. Value funds invest in companies that appear under priced according to  certain  financial  measurements  of  their  intrinsic  worth  or business prospects.  Value  funds appeal to investors who want some dividend income and the  potential  for  capital  gains,  but  are  less  tolerant  of  share price fluctuations.

[Side  panel:   All   mutual   funds   must  elect  to  be  "diversified"  or "non-diversified." As a non-diversified portfolio, the Fund may invest half of its total assets in two or more securities, while the other half is spread out among  investments  not exceeding 5% of the Fund's total assets at the time of purchase.  As a result, the Fund has the ability to take larger positions in a smaller  number  of securities than a diversified portfolio. These limitations do not apply to U.S. Government securities.]

The Adviser supplements this analysis with meetings with company management. The Adviser prefers to hear directly from company management on how management plans to increase revenue, profits, and shareholder value. The Adviser also visits a company's retail operations to evaluate how the business is going.

THE PRINCIPAL RISKS OF

INVESTING IN THE FUND

Risks in General

You could lose money investing in the Fund because the Fund invests in common stocks, which change in value. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.  An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.

Risks of Investing in Common Stocks

The  Fund  invests  primarily  in  the common stocks, which subjects  the  Fund  and  its shareholders to the inherent market risks due to changes in company  earnings, economic conditions, interest rates, and other factors beyond the control of the Adviser.  These  risks  include  the  financial  risk  of  selecting individual  companies  that  do  not perform as anticipated, the risk that the stock  markets  in which the Fund invests may experience periods of turbulence and  instability,  and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Many  factors affect an individual company's performance, such as the strength of  its  management  or  the demand for its product or services. You should be aware  that  the  value  of a company's share price may decline as a result of poor  decisions  made by management or lower demand for the company's products or  services.  In  addition,  a  company's share price may also decline if its earnings or revenues fall short of expectations.

Risk of Non-Diversification

As  previously mentioned, the Fund is a non-diversified portfolio, which means that  it  has  the  ability  to  take  larger positions in a smaller number of securities  than  a  diversified  portfolio. Non-diversification increases the risk  that the value of the Fund could go down because of the poor performance of a single investment.

Industry Risk

Industry  risk  is  the  possibility that stocks within the same industry will decline  in price due to industry-specific market or economic developments.  Investments in the common stocks of companies in the technology and pharmaceutical fields are subject to the risk that the primary products of the issuer may be overtaken by newer products or by price cutting by competitors with similar products, reducing the value of the Fund’s holdings.  Investments in the common stocks of retail companies may be subject to the overall economy, consumer confidence, wage gains, changes in taxes, changes in employment levels, and the weather. Investments in the common stocks of financial service companies are subject to the risk of changes in interest rates and the widely held expectations for such changes. These matters are beyond the control of the Adviser. These investments can fluctuate dramatically in value.

WHO SHOULD INVEST

The Fund may be suitable for you if:

*  You are seeking growth of capital over a 3 to 5 year period.

*  You can tolerate greater risks associated with common stock investments.

*  You are not primarily interested in current income.

*  You characterize your investment goal as seeking above-average gains.

*  You are willing to accept significant fluctuations in share price.

*  You are not pursuing a short-term goal or investing emergency reserves.

PERFORMANCE HISTORY

The  table  below show the variability of the Fund's returns, which  is  one  indicator of the risks of investing in the Fund. The table shows  the  Fund's  performance  through December 31, 2003, together  with  the best and worst quarters since inception. The table compares the Fund's average annual returns for  the  periods indicated to those of the Standard and Poor's 500 Index. As  with  all  mutual  funds,  past  results  are  not an indication of future performance.

===============================================================

2003 Total Return

Boyle Marathon Fund

 XXXXXXXXXXXXXX  -  +24.14%

S&P 500 Index

 XXXXXXXXXXXXXXX   +26.38%

===============================================================

 Best Quarter  (12-31-99) +56.16%             Worst Quarter  (12-31-00) -34.18%

===============================================================

                      Average annual total return for periods ended 12/31/03

                                                                                                                       Since Inception

                                                                1 year                 5 years

  (2/19/98)

Boyle Marathon Fund  (before taxes)      +24.14%

-10.46%

-5.89%

    After taxes on Distributions

  +24.14%

-10.52%                   -5.95%

    After taxes on Distributions and

       sale of Fund shares

+15.69%

- 8.51%

-4.84%

S&P 500 Index(3)                                    +26.38%          - 1.99%                    +1.34%

    (reflects no deduction for expenses or taxes)

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) When the return after-taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

 (3) The S&P 500 is the Standard & Poor's composite index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

COSTS OF INVESTING IN THE FUND

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases..................

None

Maximum Deferred Sales Charge (Load).................................

None

Sales Charge (Load) Imposed on Reinvested Dividends..........

None

Redemption Fee...............................................

None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees (a) ...........................................

1.50%

Distribution Fees (12b-1)......................................

None

Administrative and Other Expenses (b)........................

1.47%

Total Annual Fund Operating Expenses........................

2.97%

(a)  Fees payable under the Management Agreement between the Fund and the Adviser are 1.50% of daily net assets up to $20M; 1.40% from $20M to 50M; 1.20% from $50M to $200M; and 1.0% from $200M to $500M.

(b)  Fees payable under the Administration Agreement between the Fund and the Adviser are 1% of daily net assets up to $20M; .75% from $20M to $50M; .50% from $50M to $200M; and .40% from $200M to $500M. "Other Expenses" include outside director expenses and independent audit expenses.

[Side  panel: The Fund is a no-load investment, which means you do not pay any fees  when  you  buy  or  sell  shares  of  the Fund. As a result, all of your investment goes to work for you.]

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that  you  invest  $10,000 in the Fund for the time periods indicated and then redeem  all  of  your  shares  at  the  end of those periods. The example also assumes  that  your  investment  has a 5% annual return each year and that the Fund's  operating  expenses  remain  the  same each year. Although your actual costs  may be higher or lower, based on these assumptions your costs would be:

Shareholder Transaction Expenses

===============================================================

                     One Year       Three Years       Five Years       Ten Years

                           -------------------------------------------------------------

Your costs:         $297            $936                 $1,641             $3,736

===============================================================

[Side  panel:  Understanding  expenses:  Operating  a  mutual  fund involves a variety  of  expenses  including  portfolio management, custody of the assets, fund accounting, dividend distribution, shareholder confirmations and quarterly statements, semi-annual and annual reports, SEC reporting, tax reporting and other services. These expenses are paid from the Fund's  assets  in  the form of a management fee and administrative fee. Their effect  is  already  factored  into the Fund's daily share price and returns.]

ADDITIONAL INVESTMENT STRATEGIES

AND RISK CONSIDERATIONS

Portfolio Turnover

The Fund generally purchases securities for long-term (3-5 years). Investment changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. The Adviser targets a portfolio turnover rate of 40% under normal market conditions and does not expect the rate to exceed 80%. Higher portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

[Side Panel: Portfolio turnover is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities during a period by the monthly average of the total value of portfolio securities during that period. Debt securities with remaining maturities of one year or less when purchased by the Fund are excluded from the calculation.]

Foreign Securities

The Fund may invest up to 10% of its net assets in foreign securities. These investments may be publicly traded in the United States or on a foreign exchange and may be bought and sold in a foreign currency. The Adviser generally selects foreign securities on a stock-by-stock basis based on growth potential.  Foreign investments are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

Fixed Income Securities

The Fund does not have any fixed income securities and does not presently intend to have any, however, the Fund may invest up to 35% of its total assets in all types of investment grade fixed income securities, including U.S. government obligations. Fixed  income  securities  are  subject to credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if an issuer of a fixed-income security cannot meet its financial obligations or goes bankrupt. Interest-rate risk is the risk that the Fund's investments in fixed income securities may fall when interest rates rise.

II.  WHO MANAGES THE FUND

THE PORTFOLIO MANAGERS

AND  THE ADVISER

The Fund retains Boyle Management and Research, Inc., 37 Cordele Road, Newark, Delaware 19711 as its Adviser. Michael J. Boyle also serves as Trustee of the Trust. Mr. Boyle and Mrs. Boyle control the Adviser and have been with the Adviser from its inception in February 1998. Mr. Boyle is Chairman and CEO of the Adviser. Mrs. Boyle is President of the Adviser. Mr. and Mrs. Boyle have served as the portfolio managers of the Fund since the Fund's inception in February 1998. Prior to his association with the Adviser, Mr. Boyle was Vice President of Business Development for a division of Harris Corporation from April 1990 to June 1996 and from July 1996 to January 1997, Mr. Boyle served as Senior Counsel for Harris Corporation. Harris is a communications equipment company headquartered in Melbourne, Florida.  Prior to her association with the Adviser, Mrs. Boyle served as President of Deck the Walls, a retail business in Melbourne, Florida from August 1983 to October 1997. Mrs. Boyle has a degree in education and Mr. Boyle has degrees in electrical engineering and law.

Under a contract between the Fund and the Adviser, the Adviser manages the Fund's portfolio of securities and investments and is responsible for the overall management and administration of the Fund, subject to the policies of the Fund's Board of Trustees. All orders for transactions in securities on behalf of the Fund are placed with broker-dealers selected by the Adviser. The Adviser may select broker-dealers that provide it with research services and may cause the Fund to pay these broker-dealers commissions that exceed those that other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services provided.

The Adviser is responsible for the expenses of printing and distributing the Fund's Prospectus and sales and advertising materials to prospective shareholders.

FUND ADMINISTRATION

The Trust has entered into a separate contract with the Adviser wherein the Adviser is responsible for providing administrative and supervisory services to the Fund. The Adviser oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Adviser also arranges for the preservation of journals, ledgers, documents, brokerage account records and other records, which are required to be maintained pursuant to the 1940 Act.

The Adviser is responsible for the equipment, staff, office space and facilities necessary to perform its obligations, including ordinary legal expenses. The Adviser is responsible for payment of all of the Fund's operating expenses except: brokerage and commission expenses, expenses of the Trustees who are not officers of the Adviser, annual independent audit expenses, and any extraordinary expenses.

The Adviser has retained Mutual Shareholder Services, L.L.C. (the "Transfer Agent") to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent, to provide accounting and pricing services to the Fund, and to assist the Adviser in providing executive, administrative and regulatory services to the Fund. The Adviser (not the Fund) pays the Transfer Agent's fees for these services. The Adviser has retained US Bank as the Fund's Custodian.

III.  HOW TO BUY AND SELL SHARES

PRICING OF FUND SHARES

The  price  you  pay  for  a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting  its  liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

Net Asset Value = Total Net Assets - Liabilities

                                    Number of Shares Outstanding

The  NAV  is  generally  calculated as of the close of trading on the New York Stock  Exchange  (normally  4:00  p.m. Eastern time) every day the Exchange is open.  All  purchases,  redemptions  or  reinvestments  of Fund shares will be priced  at the next NAV calculated after your order is received in proper form by  the Fund's Transfer Agent, Mutual Shareholder Services. Your order must be placed  with  the  Transfer Agent prior to the close of the trading of the New York  Stock  Exchange  in order to be confirmed for that day's NAV. The Fund's investments  are  valued  at  market  value  or,  if a market quotation is not readily  available, at the fair value determined in good faith by the Adviser, subject  to the review and oversight of the Fund's Board of Trustees. The Fund may use pricing services to determine market value.

INVESTING IN THE FUND

You  may purchase shares directly through the Fund's Transfer Agent or through a  brokerage  firm  or other financial institution that has agreed to sell the Fund's  shares.  If you are investing directly in the Fund for the first time, you  will  need  to  establish  an account by completing a Shareholder Account Application. (To establish an IRA, complete an IRA Application.) To request an application,   call   toll-free   1-888-88-BOYLE or 1-888-882-6953   or  visit  our  website  at www.boylefund.com  to  download  an  application. Your initial investment minimum is $500 for either a regular or an IRA account. After that you may invest as little as $50 in either type of account.

All  purchases  must  be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. A $20 fee will  be  charged  against  your account for any payment check returned to the Transfer  Agent  or  for  any  incomplete  electronic  funds  transfer, or for insufficient  funds, stop payment, closed account or other reasons. If a check does  not  clear  your  bank or the Fund is unable to debit your bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or  fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or its agent) has the authority  to  redeem  shares  in  your  account(s) to cover any losses due to fluctuations  in  share  price. Any profit on such cancellation will accrue to the Fund.

[Side  panel:  Investments  made  through  brokerage  firms or other financial institutions:  If  you  invest  through  a  brokerage  firm or other financial institution, the policies and fees may be different than those described here. Financial  advisers,  financial  supermarkets,  brokerage  firms,  and  other financial  institutions  may  charge  transaction  and  other fees and may set different  minimum  investments  or  limitations  on buying or selling shares. Consult  a  representative  of  your  financial  institution  if  you have any questions.  Your  financial  institution  is responsible for transmitting your order in a timely manner.]

Your  investment  in  the  Fund  should  be  intended  to serve as a long-term (3 to 5 years) investment  vehicle.  The  Fund is not designed to provide you with a means of speculating  on  the  short-term  fluctuations  in  the stock market. The Fund reserves  the  right  to  reject  any  purchase  request  that  it  regards as disruptive  to  the efficient management of the Fund, which includes investors with  a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

TYPES OF ACCOUNT OWNERSHIP

You  can establish the following types of accounts by completing a Shareholder Account Application:

              *  Individual or Joint Ownership

Individual  accounts  are owned by one person. Joint accounts have two or more owners.

              *  A Gift or Transfer to Minor (UGMA or UTMA)

An  UGMA/UTMA  account  is  a  custodial  account managed for the benefit of a minor.  To  open  an UGMA or UTMA account, you must include the minor's social security number on the application.

            *  Trust

An  established trust can open an account. The names of each trustee, the name of  the  trust  and  the  date  of the trust agreement must be included on the application.

          *  Business Accounts

Corporation and partnerships may also open an account. The application must be signed  by  an authorized officer of the corporation or a general partner of a partnership.

[Side  panel:  Costs  and  market  timing:  Some  investors try to profit from "market-timing" - switching money into investments when they expect the market to rise, and taking money out when they expect the market to fall. As money is shifted  in  and out by market timers, the Fund incurs expenses for buying and selling  securities. These costs are borne by all Fund shareholders, including the  long-term  investors  who  do not generate the costs. Therefore, the Fund discourages  short-term  trading  by,  among  other things, closely monitoring excessive transactions.]

INSTRUCTIONS FOR OPENING AND ADDING TO AN ACCOUNT

.........................................................................

TO OPEN AN ACCOUNT                        TO ADD TO AN ACCOUNT

--------------------------------------------------------------------------

BY MAIL

 BY MAIL

.........................................................................

Complete and sign the Application

Complete the investment slip

or an IRA Application.

that is included with your account

statement, and write your account

Make your check payable to the

number on your check. If you do

Boyle Marathon Fund                                     not have your investment slip,

* For IRA accounts, please

please reference your name, account

  specify the year for which the

number, and address on your check.

  contribution is made.

MAIL YOUR APPLICATION AND

MAIL THE SLIP AND THE CHECK TO: CHECK TO:

.........................................................................

The Boyle Marathon Fund

The Boyle Marathon Fund

c/o Mutual Shareholder Services

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

8869 Brecksville Road, Suite C

Brecksville, OH 44141

Brecksville, OH 44141

BY OVERNIGHT COURIER, SEND TO:

.........................................................................

The Boyle Marathon Fund

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, OH 44141

TO OPEN AN ACCOUNT                      TO ADD TO AN ACCOUNT

--------------------------------------------------------------------------

BY WIRE

BY WIRE

..............................................................................

Call 1-888-882-6953 for instruc-

Send your investment to US

tions and to obtain an investor

Bank,  by following the instruc-

account number or an IRA account

tions listed in the column to the left.

number prior to wiring the funds.

Send your investment to US

Bank,  with these instructions:

*  US Bank, N.A.

*  ABA#: 042-000-013

*  For Credit to the Boyle Marathon Fund

•

A/C#: 130100789440

•

*  For further credit to:

   Your account number

   Your name

   Your SSN (for individuals) or tax identification number (for businesses)

TELEPHONE AND WIRE TRANSACTIONS

If  you  purchase  your  initial shares by wire, the Transfer Agent first must have  received a completed account application and issued an account number to you.  The account  number  must be included in the wiring instructions as set forth  on  the  previous  page.  The  Transfer Agent must receive your account application  to  establish  shareholder  privileges and to verify your account information.  Payment  of  redemption proceeds may be delayed and taxes may be withheld  unless  the  Fund receives a properly completed and executed account application.

Shares  purchased  by  wire will be purchased at the NAV next determined after the  Transfer  Agent receives your wired funds and all required information is provided  in the wire instructions. If the Transfer Agent is notified no later than  3:00 p.m. Eastern time of the wire instructions, and the wired funds are received  by the Transfer Agent no later than 5:00 p.m. Eastern time, then the shares purchased will be priced at the NAV determined on that business day. If the  wire  is  not  received  by  5:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

TAX-DEFERRED PLANS

If  you  are  eligible,  you  may  set up one or more tax-deferred accounts. A tax-deferred  account allows you to shelter your investment income and capital gains  from current income taxes. A contribution to certain of these plans may also  be  tax  deductible.  Tax-deferred  accounts  include  retirement  plans described  on  the  following  page. Distributions from these  plans  are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a non-qualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account. Complete instructions  about how to establish and maintain your tax-deferred retirement plan  will  be  included  in  the retirement plan kit you receive in the mail.

US Bank serves as the custodian for the tax-deferred accounts offered  by the Fund. There is no charge at present. The Fund reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

TYPES OF TAX-DEFERRED ACCOUNTS

           *  Traditional IRA

An  individual  retirement  account.  Your  contribution  may  or  may  not be deductible  depending  on  your  circumstances.  Assets  can grow tax-free and distributions are taxable as income.

          *  Roth IRA

An  IRA  with  non-deductible  contributions,  tax-free  growth of assets, and tax-free distributions for qualified distributions.

        *  Spousal IRA

An IRA funded by a working spouse in the name of a non-earning spouse.

        *  Education IRA

This  plan  allows  individuals,  subject  to  certain  income limitations, to contribute  up  to  $500  annually  on  behalf  of  any child under the age of 18.

       *  SEP-IRA

An individual retirement account funded by employer contributions. Your assets grow tax-free and distributions are taxable as income.

       *  Keogh or Profit Sharing Plans

These  plans  allow  corporations,  partnerships  and  individuals  who  are self-employed  to  make tax-deductible contributions of up to $30,000 for each person covered by the plans.

      *  403(b) Plans

An  arrangement  that  allows  employers  of  charitable  or  educational organizations  to  make  voluntary  salary  reduction  contributions to a tax-deferred account.

     *  401(k) Plans

Allows  employees  of  corporations of all sizes to contribute a percentage of their  wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

AUTOMATIC INVESTMENT PLANS

By   completing   the   Automatic  Investment  Plan  application,  you  may  make  automatic monthly or quarterly investments ($50 minimum  per  purchase)  in  the  Fund from your bank or savings account. Shares of the Fund  may  also  be  purchased through direct deposit plans offered by certain employers  and  government  agencies. These plans enable a shareholder to have all  or  a  portion  of  their  payroll  or Social Security checks transferred automatically to purchase shares of the Fund.

DIVIDEND REINVESTMENT

All income dividends and capital gains distributions will be automatically reinvested in shares of the Fund unless you indicate otherwise on the account application or in writing.

INSTRUCTIONS FOR SELLING FUND SHARES

You  may  sell  all  or part of your shares on any day that the New York Stock Exchange  is  open  for  trading. Your shares will be sold at the next NAV per share  calculated  after your order is received in proper form by the Transfer Agent.  The  proceeds of your sale may be more or less than the purchase price of  your shares, depending on the market value of the Fund's securities at the time  of  your  sale.  Your  order  will  be  processed  promptly and you will generally receive the proceeds within seven days after receiving your properly completed  request. The Fund will not mail any proceeds unless your investment check  has  cleared the bank, which may take up to fifteen calendar days. This procedure  is  intended to protect the Fund and its shareholders from loss. If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your  account  in  full,  any  automatic  services currently in effect for the account will be terminated unless you indicate otherwise in writing.

TO SELL SHARES

By Mail :  Write a letter of instruction that includes:

* The names(s) and signature(s) of all account owners.

* Your account number.

* The dollar or share amount you want to sell.

* Where to send the proceeds.

* If redeeming from your IRA, please note applicable withholding requirements.

* Obtain a signature guarantee or other documentation, if required.

MAIL YOUR REQUEST TO:

BY OVERNIGHT COURIER, SEND TO:

The Boyle Marathon Fund

The Boyle Marathon Fund

c/o Mutual Shareholder Services

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

8869 Brecksville Road, Suite C

Brecksville, OH 44141

Brecksville, OH 44141

For specific information on how to sell shares, and to determine  if  a signature guarantee or other documentation is required,  please  call  toll-free in the U.S. 1-888-88-BOYLE.

ADDITIONAL REDEMPTION INFORMATION

Signature Guarantees

Signature guarantees are designed to protect both you and the Fund from fraud.  A  signature  guarantee  of  each  owner  is  required to redeem shares in the following situations:

*  If you change ownership on your account.

*  If  you request the redemption proceeds to be sent to a different address than that registered on the account.

*  If the proceeds are to be made payable to someone other than the account's owner(s).

*  If  a  change  of address request has been received by the Transfer Agent within the last 15 days.

*  If you wish to redeem $20,000 or more from any shareholder account.

Signature  guarantees  can  be  obtained  from  most  banks,  savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of  a  national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A notary public cannot provide signature guarantees.

The  Fund  reserves  the  right  to  require a signature guarantee under other circumstances or to delay a redemption when permitted by federal law.

Corporate, Trust and Other Accounts

Redemption  requests  from  corporate,  trusts, and other accounts may require documents  in  addition  to those described above, evidencing the authority of the  officers,  trustees  or  others.  In  order to avoid delays in processing redemption  requests for these accounts, you should call the Transfer Agent at 1-888-88-BOYLE to determine what additional documents are required.

[Side  panel:  Redemption  in  kind: The Fund intends to make payments for all redemptions  in  cash.  However, if  the  Fund believes that conditions exist which  make  cash  payments  detrimental  to  the  best interests of the Fund, payment  for  shares  redeemed  may  be  made  in  whole  or in part through a distribution   of   portfolio   securities  chosen  by  the  Adviser under the supervision  of  the  Board  of  Trustees.  If  payment is made in securities, shareholders may  incur  transaction costs in converting these securities into cash after they have redeemed their shares.]

Redemption Initiate by the Fund

Because  there are certain fixed costs involved with maintaining your account, the  Fund may require you to redeem all of your shares if your account balance falls  below  $500.  After  your  account  balance  falls  below the minimum balance,  you  will receive a notification from the Fund indicating its intent to  close your account along with instructions on how to increase the value of your  account to the minimum amount within 60 days. If your account balance is still below $500 after 60 days, the Fund may close your account and send you the  proceeds. The right of redemption by the Fund will not apply if the value of your account balance falls below $500 because of  market performance. The Fund reserves the right to close an account if the shareholder  is  deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

SHAREHOLDER COMMUNICATIONS

Account Statements. Every quarter, each shareholder of the Fund will be sent an  account statement. You will also be sent a yearly statement detailing  the tax characteristics of any dividends and distributions you have received.

Confirmations.  Confirmation  statements  will  be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings.  Financial  reports  will be sent at least semiannually. Annual  reports will include audited financial statements. To reduce expenses, one  copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Fund.

DIVIDENDS AND DISTRIBUTIONS

The  Fund  intends  to  pay  distributions on an annual basis and expects that distributions  will  consist  primarily  of  capital  gains.  Dividends  and distributions from the Fund are automatically reinvested in the Fund,  unless  you  elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are  interested  in changing your election, you may call the Transfer Agent or send a written notification to The Boyle Marathon Fund, c/o Mutual  Shareholder  Services,  8869 Brecksville Road, Suite C, Brecksville, OH 44141.

[Side  panel:  What  is  a distribution? As a shareholder, you are entitled to your  share  of  the Fund's income from interest and dividends, and gains from the  sale  of  investments.  You  receive  such  earnings  as either an income dividend  or a capital gains distribution. Income dividends come from both the dividends  that the Fund earns from its holdings and interest it receives from its  money  market  and  fixed income investments. Capital gains are realized when the Fund  sells  securities  for  higher prices than it paid for them.]

[Side panel: When the Fund makes a distribution to its shareholders, the share price  of  the Fund drops by the amount of the distribution, net of any market fluctuations.]

TAXES

Fund  dividends  and  distributions are taxable to most investors (unless your investment  is  in  an IRA or other tax-advantaged account). Dividends paid by the  Fund  out  of  net  ordinary  income  and distributions of net short-term capital gains are taxable to the shareholders as ordinary income. Distributions  by  the Fund of net long-term capital gains to shareholders are generally  taxable  to  the  shareholders  at the applicable long-term capital gains  rate,  regardless  of  how  long the shareholder has held shares of the Fund.

You may realize a gain or loss when redeem shares of the Fund. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, and how long the shares were held.

The Fund's distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Because  everyone's  tax  situation  is  unique,  always  consult  your  tax professional about federal, state, and local tax consequences of an investment in the Fund.

IV.  FINANCIAL HIGHLIGHTS

The  financial  highlights table is intended to help you understand the Fund's financial  performance  since  its  inception.  Certain  information  reflects financial  results  for  a  single  Fund share. The total returns in the table represent  the  rate  you  would have earned (or lost) on an investment in the Fund.  This information  has  been  audited  by  Cohen McCurdy, Ltd., whose report, along with the Fund's financial statements, are included in the Fund's annual  report,  which is available upon request and incorporated by reference in the Statement of Additional Information.

Boyle Marathon Fund (for the period ended June 30, 2004)

Financial Highlights
Selected data for a share of common stock outstanding throughout the period:

	7/1/2003	7/1/2002	7/1/2001	7/1/2000	7/1/1999
	to	to	to	to	to
	6/30/2004	6/30/2003	6/30/2002	6/30/2001	6/30/2000
Net Asset Value -
Beginning of Period	$6.18	$6.17	$9.31	$22.49	$14.61
Net Investment Income/(Loss)	(0.14)	(0.13)	(0.17)	(0.37)	(0.59)
Net Gains or Losses on Securities
(realized and unrealized)	0.46	0.14	(2.97)	(12.81)	8.82
Total from Investment Operations	$0.32	$0.01	($3.14)	($13.18)	$8.23

Distributions (from capital gains)	0.00	0.00	0.00	0.00	(0.35)
Total Distributions	$0.00	$0.00	$0.00	$0.00	($0.35)
Net Asset Value -
End of Period	$6.50	$6.18	$6.17	$9.31	$22.49
Total Return	5.18%	0.16%	(33.73)%	(58.56)%	56.47%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,548	$1,639	$1,678	$2,837	$6,247

Ratio of Expenses to Average Net Assets	2.97%	3.08%	2.99%	2.78%	2.78%
Ratio of Net Income to Average Net Assets	(2.14)%	(2.25)%	(2.29)%	(2.25)%	(2.50)%

Portfolio Turnover Rate	165.11%	92.92%	158.05%	100.86%	74.67%

BOYLE MARATHON FUND

--------------------------

BOARD OF TRUSTEES

Michael J. Boyle, Chairman

James A. Hughes, Jr.

Edward J. Loftus

ADVISER AND ADMINISTRATOR

Boyle Management and Research, Inc.

INDEPENDENT AUDITOR

Cohen McCurdy, Ltd..

TRANSFER AGENT, FUND ACCOUNTANT

AND DIVIDEND DISBURSING AGENT

Mutual Shareholder Services, L.L.C.

CUSTODIAN

US Bank, N.A.

[Back cover page]

 BOYLE MARATHON FUND

------------------------

WHERE TO GO FOR INFORMATION

---------------------------

For shareholder inquiries, please call toll-free in the U.S. at 1-888-88-BOYLE or 1-888-882-6953.  You will find more information about the Boyle Marathon Fund in the following documents:

ANNUAL AND SEMIANNUAL REPORTS

-----------------------------

Our  annual and semiannual reports list the holdings of the Fund, describe the Fund's performance, include financial statements for the Fund, and discuss the market conditions  and  strategies  that  significantly  affected  the Fund's performance.

STATEMENT OF ADDITIONAL INFORMATION

-----------------------------------

The  Statement of Additional Information contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.

THERE ARE THREE WAYS TO GET A COPY OF THESE DOCUMENTS

-----------------------------------------------------

1. Call or write for one, and a copy will be sent without charge.

Boyle Marathon Fund

37 Cordele Road

Newark, DE 19711

1-888-88-BOYLE or 1-888-882-6953

2. Call or write the Public Reference Section of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. The SEC charges a fee for this service. You can also visit the Public Reference Section and copy   the documents while you are there. Information about the Public Reference Section may be obtained by calling the number below:

Public Reference Section of the SEC

Washington D.C. 20549-6009

1-800-SEC-0330

3. Go to the SEC's website (www.sec.gov) and download a text-only version.

Boyle Marathon Fund - SEC file number 811-08501

------------------------------------------------

THE BOYLE MARATHON FUND

STATEMENT OF ADDITIONAL INFORMATION

October 31, 2004

           This Statement of Additional Information is not a Prospectus, but is to be read in conjunction with the Prospectus of the Boyle Marathon Fund dated October 31, 2004. A copy of the Fund's Prospectus can be obtained by writing the Fund at 37 Cordele Road, Newark, Delaware 19711, or by calling the Fund at 1-415-693-0800.

TABLE OF CONTENTS

The Fund..................................................................

Definitions, Policies and Risk Considerations.............................

Quality Ratings of Corporate Bonds ....................

Investment Restrictions...................................................

Management of the Trust...................................................

Principal Security Holders................................................

Investment Advisory and Other Services....................................

Securities Transactions...................................................

Purchase, Redemption and Pricing of Shares................................

Performance Information...................................................

Taxes.....................................................................

Custodian.................................................................

Auditors..................................................................

Financial Statement……..

Miscellaneous Information.................................................

THE FUND

The Boyle Fund (the "Trust") was organized as a Delaware business trust in October 1997. The Trust is an open-end management investment company that is authorized to offer shares of beneficial interest in series, with each series representing a distinct fund having its own investment objectives and policies. C urrently the Trust offers one series of shares to investors, The Boyle Marathon Fund (the "Fund"). The Fund is non-diversified and has the primary investment objective of long-term capital appreciation. Receipt of income is a secondary objective.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities of the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income of the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares of the Fund so long as the proportionate beneficial interests in the assets of the Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, of the Fund. No shareholder is liable to further calls or to assessment by the Fund without his express consent.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS

A more detailed discussion of some of the terms used and investment policies described in the Prospectus (see " Objective of the Fund," "Principal Investment Strategies and Policies of the Fund," and Principal Risks of Investing in the Fund" ) appears below:

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Fund may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 5% of the value of its net assets would be invested in such securities and other illiquid securities.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 5% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.

For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Investment Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

MONEY MARKET SECURITIES. The Fund may under certain circumstances invest a portion of its assets in money market funds. The 1940 Act prohibits the Fund from investing more than 5% of the value of its total assets in any one investment company, or more than 10% of the value of its total assets in investment companies in the aggregate, and also restricts its investment in any investment company to 3% of the voting securities of such investment company. Investment in a money market fund involves payment of such fund's pro rated share of advisory and administrative fees charged by such fund, in addition to those paid by the Fund.

FOREIGN SECURITIES. Subject to the Fund's investment policies and quality standards, the Fund may invest in the securities of foreign issuers. Because the Fund may invest in foreign securities, investment in the Fund involves risks that are different in some respects from an investment in a fund, which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

BORROWING. The use of borrowing by the Fund involves special risk considerations that  may not be associated with other funds having similar policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing  market rates of interest and  may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and securities such as repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

The Fund does not intend presently to invest more than 5% of its net assets in illiquid securities. In the event that the Fund's investments in illiquid securities are deemed to exceed 5% of the Fund's net assets due to changes in the liquidity of securities already held, the Fund will dispose of such securities as soon as practicable in order to satisfy the 5% limitation.

QUALITY RATINGS OF CORPORATE BONDS

The ratings of Moody's and Standard & Poor's for corporate bonds in which the Fund may invest are as follows:

MOODY'S

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions as matters of fundamental investment policy, which restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. The Fund may not:

1.

Underwrite the securities of other issuers.

2.

Purchase or sell real estate or interests in real estate, but the Fund may purchase marketable securities of companies holding real estate or interests in real estate.

3.

Purchase or sell commodities or commodity contracts, including futures contracts.

4.

Make loans to other persons.

5.

Purchase securities on margin.

6.

Borrow money from banks except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 5% of the value of the Fund's total assets at the time any borrowing is made.

7.

Purchase or sell puts and calls on securities.

8.

Make short sales of securities.

9.

Participate on a joint or joint and several basis in any securities trading account.

10.

Purchase the securities of any other investment company except in compliance with the 1940 Act.

11.

 Invest in or hold securities of any issuer if, to the knowledge of the Fund, those officers and directors of the Fund or the Investment Adviser (defined below) owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

With respect to the percentages adopted by the Fund as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

               In addition, it is a fundamental investment policy of the Fund, which may not be changed without the approval of a majority of the outstanding voting securities of the Fund, that the Fund will concentrate in equity securities of companies in the technology, financial services, pharmaceutical, and retail fields. Therefore, under normal market conditions, the Fund will invest over 25%, and as much as 100% of its assets in this group of industries or any one of the industries.

             It is an operational policy of the Fund that the Fund will issue no securities senior to shares held by shareholders.

CONCENTRATION RISK

The Fund will concentrate its investments  in  the equity securities of companies in the technology, retail, financial services, and pharmaceuticals industries. Concentration requires the Fund to invest 25% or more of the value of its total assets in securities of issuers in these industries. The Adviser considers a company to be in a particular industry if 50% of the company's revenue is derived from sales in that industry. Examples include Gap Stores, Inc., Starbucks, Inc., and Wal-Mart, Inc. in the retail industry; Charles Schwab, Inc. and E*Trade Group, Inc. in the financial services industry; Merck, Inc. and Johnson & Johnson, Inc. in the pharmaceuticals industry; and America Online, Inc., Dell Computer Corp., Microsoft Corp., and Intel Corp. in the technology industry.  As a result of such concentration, the Fund's shares may fluctuate more widely than the value of shares of a portfolio, which invests in a broader range of industries.  To offset such concentration risk, The Fund may also invest in equity  securities  including SPDRs (S&P Depositary  Receipts,  known as "Spiders"),  DIAMONDS,  QQQs and a number of other exchange traded funds.  SPDRs represent  ownership  in the SPDR Trust,  a unit  investment  trust that holds a portfolio  of common  stocks  that  closely  tracks  the price  performance  and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock  Exchange  under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks  the  performance  of the S&P  MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY.  DIAMONDS  represent  ownership in the DIAMONDS Trust, a unit  investment  trust that serves as an index to the Dow Jones  Industrial  Average  (the "Dow") in that its  holding  consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100  Index Tracking Stock)  represent  ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index.  QQQs trade on the  American  Stock  Exchange  under the symbol QQQ.  Exchange traded  products also include  iShares,  HOLDRs,  Fidelity Select Portfolios,  Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and  VIPERs.  To the extent the Fund  invests in a sector  product,  the Fund is subject to the risks  associated  with that sector.  Additionally,  the Fund may invest in new exchange traded shares as they become available.

The Fund is a non-diversified portfolio, which means that it  has  the  ability  to  take  larger positions in a smaller number of securities  than  a  diversified  portfolio. Non-diversification increases the risk  that the value of the Fund could go down because of the poor performance of a single investment. Further, the Fund focuses on technology, financial services, pharmaceutical, and retail industries, which means that the portfolio value could be subject to greater risk from changes or economic developments in any one of these industries.  Investments in the common stocks of companies in the technology and pharmaceutical fields are subject to the risk that the primary products of the issuer may be overtaken by newer products or by price cutting by competitors with similar products, reducing the value of the Fund’s holdings.  Investments in the common stocks of retail companies may be subject to the overall economy, consumer confidence, wage gains, changes in taxes, changes in employment levels, and the weather. Investments in the common stocks of financial service companies are subject to the risk of changes in interest rates and the widely held expectations for such changes. These matters are beyond the control of the Adviser. These investments can fluctuate dramatically in value.

MANAGEMENT OF THE TRUST

The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Certificate of Trust, which Certificate of Trust has been filed with the Securities and Exchange Commission and is available upon request. Pursuant to the Certificate of Trust, the Trustees elect a Chairman, who appoints officers, including a President, and a Chief Financial Officer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which in the opinion of the Board of Trustees are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. None of the Trustees is a "Financial Expert" within the definition of the term in the Sarbanes-Oxley Act of 2002 or implementing regulations. The Trustees believe that they have adequate education and experience to carry on the business of the Trust. Following is a table of the Trustees and executive officers of the Trust and their current annual compensation from the Trust.

__________________________________________________________________________________________

The Trust has only one portfolio, which is overseen by the Trustees. All Trustees have served from the inception of the Fund. No Trustees serve as Directors outside the fund complex.

Interested Trustee

Name, Address, Age

Position(s) Held

Term of

Principal Occupation(s)

Number of

Other

With Trust

Office and

During the last 5 Years

Portfolios

Directorships

Length of

Overseen

Held by Trustee

Time Served

by Trustee

or Officer

Michael J. Boyle*

Trustee,

Indefinite

Boyle Management

        1

None

37 Cordele Road

President

Since 1997

and Research, Inc.

Newark, DE

Chairman and CEO

19711

Age: 56

Non-Interested Trustees

Name, Address, Age

Position(s) Held

Term of

Principal Occupation(s)

Number of

Other

With Trust

Office and

During the last 5 Years

Portfolios

Directorships

Length of

Overseen

Held by Trustee

Time Served

by Trustee

or Officer

James A. Hughes, Jr.

Trustee

Indefinite

Private Investor

        1

None

1111 Dorset Drive

Since 1997

West Chester. PA

19382

Age: 74

Edward J. Loftus

Trustee

Indefinite

Prudential Financial,

       1

None

1157 Audubon Drive

Since 1997

Inc., Manager

Clarks Summit, PA

18411

Age: 37

*  Trustee considered an "interested person" as defined in section 2(A)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Investment Advisor.

NAME

AGE

POSITION HELD         COMPENSATION      FUND SHARES

*Michael J. Boyle

      56

 Trustee/President

 $0      Over $100,000

  James A. Hughes,  Jr.

      74

 Trustee

 $0      $10,001-50,000

  Edward Loftus

      37

 Trustee

 $0      $0-10,000

      Mr. Boyle and Mr. Loftus are first cousins.

*    This Trustee is an "interested person”  (as defined in section 2(a)(19) of the 1940 Act) by virtue of his affiliation with the Investment Adviser.

PRINCIPAL SECURITY HOLDERS

                As of June 30, 2004, 35.64% of the outstanding shares of the Fund were owned by Michael J. and Joanne E. Boyle, 850 Powell Street, San Francisco, CA 94108. Mr. and Mrs. Boyle are officers and Mr. Boyle is a Trustee of the Fund. No other shareholder owns 5% or more of the Fund. A shareholder who beneficially owns, directly or indirectly, 25% of the Fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the Fund. As majority shareholders of the Fund, Mr. and Mrs. Boyle may be able to control the outcome of any issue that is being voted on by the shareholders. Boyle Management and Research, Inc. is controlled by Michael J. Boyle, Trustee and President of the Trust, and Joanne E. Boyle, Chief Financial Officer of the Trust.

INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER

Boyle Management and Research, Inc., a corporation, 37 Cordele Road, Newark, Delaware 19711 (the "Investment Adviser"), is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The Investment Adviser is controlled and wholly owned by Michael J. and Joanne E. Boyle.

The Investment Advisory and Management Agreement (the "Advisory Agreement") between the Trust and the Investment Adviser was last approved by the Board of Trustees of the Trust, including a majority of the Trustees who were not a party to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of a party to the Advisory Agreement, at a Board of Trustees meeting held on April 26, 2003.

Under the Advisory Agreement, the Investment Adviser (i) manages the investment operations of the Fund and the composition of its portfolio, including the purchase, retention and disposition of securities in accordance with the Fund's investment objective, (ii) provides all statistical, economic and financial information reasonably required by the Fund and reasonably available to the Investment Adviser, (iii) provides the Custodian of the Fund's securities on each business day with a list of trades for that day, and (iv) provides persons satisfactory to the Trust's Board of Trustees to act as officers and employees of the Trust.

By its terms, the Advisory Agreement remains in force from year to year, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on 60 days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Investment Adviser. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

                Pursuant to the Advisory Agreement, the Fund pays to the Investment Adviser, on a monthly basis, an advisory fee equal to 1.5% per annum of the Fund's average daily net assets up to $20M; 1.40% from $20M to 50M; 1.20% from $50M to $200M; and 1.0% from $200M to $500M. During the last three fiscal years, the Fund paid the Adviser the following amounts:  2002 - $32,140; 2003 - $22,586; and 2004 - $25,516.

               The Investment Adviser may act as an investment adviser to other persons, firms or corporations (including investment companies), and may have numerous advisory clients in addition to the Fund.

THE ADMINISTRATION AGREEMENT

The Board of Trustees of the Trust has approved an Administration Agreement with the Investment Adviser wherein the Investment Adviser is responsible for the provision of administrative and supervisory services to the Fund. The Investment Adviser, at its expense, shall supply the Trustees and the officers of the Fund with all statistical information and reports reasonably required by it and reasonably available to the Investment Adviser. The Investment Adviser shall oversee the maintenance of all books and records with respect to the Fund's security transactions and the Fund's book of account in accordance with all applicable federal and state laws and regulations. The Investment Adviser will arrange for the preservation of the records required to be maintained by the 1940 Act.

Pursuant to the Administration Agreement, the Fund will pay to the Investment Adviser, on a monthly basis, a fee equal to 1% per annum of the Fund's average daily net assets up to $20M; .75% from $20M to $50M; .50% from $50M to $200M; and .40% from $200M to $500M. During the last three fiscal years, the Fund paid the Adviser the following amounts: 2002 - $21,426; 2003 - $15,057; and 2004 - $17,011.

The Administration Agreement may be terminated by the Trust at any time, on 60 days' notice to the Investment Adviser, without penalty either (1) by vote of the Board of Trustees of the Trust, or (2) by vote of a majority of the outstanding voting securities of the Fund. It may be terminated at any time by the Investment Adviser on 60 days' written notice to the Trust.

Mutual Shareholder Services, L.L.C.

Mutual Shareholder Services, L.L.C., ("Mutual") 8869 Brecksville Road, Suite C, Brecksville, OH 44141, is retained by the Investment Adviser to maintain the records of each shareholder's account, process purchases and redemptions of the Fund's shares and act as dividend and distribution disbursing agent. Mutual also provides administrative services to the Fund, calculates daily net asset value per share and maintains such books and records as are necessary to enable Mutual to perform its duties. For the performance of these services, the Investment Adviser (not the Fund) pays Mutual a fee which will vary with the number of States in which the Fund elects to do business; a fee for transfer agency and shareholder services at the annual rate per shareholder account of the Fund (subject to a minimum fee); and a monthly fee for accounting and pricing services which will vary according to the Fund's average net assets during such month (subject to a minimum fee).

SECURITIES TRANSACTIONS

The Investment Adviser furnishes advice and recommendations with respect to the Fund's portfolio decisions and, subject to the supervision of the Board of Trustees of the Trust, determines the broker to be used in each specific transaction. In executing the Fund's portfolio transactions, the Investment Adviser seeks to obtain the best net results for the Fund, taking into account such factors as the overall net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the specific transaction is effected, the ability to effect the transaction where a large block is involved, the known practices of brokers and the availability to execute possibly difficult transactions in the future and the financial strength and stability of the broker. While the Investment Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available.

The Investment Adviser may direct the Fund's portfolio transactions to persons or firms because of research and investment services provided by such persons or firms if the amount of commissions in effecting the transactions is reasonable in relationship to the value of the investment information provided by those persons or firms. Such research and investment services are those that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. These services may be used by the Investment Adviser in connection with all of its investment activities, and some of the services obtained in connection with the execution of transactions for the Fund may be used in managing the Investment Adviser's other investment accounts.

The Fund may deal in some instances in securities that are not listed on a national securities exchange but are traded in the over-the-counter market. It may also purchase listed securities through the "third market" (i.e., other than on the exchanges on which the securities are listed). When transactions are executed in the over-the-counter market or the third market, the Investment Adviser will seek to deal with primary market makers and to execute transactions on the Fund's own behalf, except in those circumstances where, in the opinion of the Investment Adviser, better prices and executions may be available elsewhere. The Fund does not allocate brokerage business in return for sales of the Fund's shares.

Neither the Investment Adviser nor any affiliated person thereof will participate in commissions paid by the Fund to brokers or dealers or will receive any reciprocal business, directly or indirectly, as a result of such commissions. The Fund will not pay mark-ups.

The Board of Trustees reviews periodically the allocation of brokerage orders to monitor the operation of these policies. For the period February 19, 1998 (commencement of operations) to June 30, 1998,  for  the  fiscal  year  ended  June 30, 1999, for the fiscal year ended June 30, 2000, for fiscal year ended June 30, 2001,  for the fiscal year ending June 30, 2002,  for fiscal year ending 2003, and for the fiscal year ending 2004, the Fund paid brokerage commissions of $5,058, $3,952, $8,320, $8,357,  $6,399, $1,155, and $2,295 respectively.

PURCHASE, REDEMPTION AND PRICING OF SHARES

CALCULATION OF SHARE PRICE

The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time), on each day the Fund is open for business. Net asset value also may be determined on other days in which there is sufficient trading in the Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price, see "Calculation of Share Price" in the Prospectus.

In valuing the Fund's assets for the purpose of determining net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on such exchange on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. If no bid price is quoted on such exchange on such day, then the security is valued by such method as the Investment Adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market are valued at the current bid price. If no bid price is quoted on such day, then the security is valued by such method as the Investment Adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. All other assets of the Fund, including restricted securities and securities that are not readily marketable, are valued in such manner as the Investment Adviser under the supervision of the Board of Trustees in good faith deems appropriate to reflect their fair value.

PURCHASE OF SHARES

Orders for shares received by the Fund in proper form prior to the close of business on the New York Stock Exchange (the "Exchange") on each day during such periods that the Exchange is open for trading are priced at net asset value per share computed as of the close of the Exchange at day’s end. Orders received in proper form after the close of the Exchange, or on a day it is not open for trading, are priced at the close of such Exchange on the next day on which it is open for trading at the next determined net asset value per share.

REDEMPTION OF SHARES

The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven calendar days after a shareholder's redemption request is made in accordance with the procedures set forth in the Prospectus, except for any period during which the Exchange is closed (other than customary weekend and holiday closing) or during which the Securities and Exchange Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of security holders of the Fund.

The Fund will redeem all or any portion of a shareholder's shares of the Fund when requested in accordance with the procedures set forth in the "How to Redeem Shares" section of the Prospectus.

REDEMPTION IN  KIND

While there is no present intention to redeem share in kind, payment of the net redemption proceeds may be made either in cash or in portfolio securities (selected in the discretion of the Investment Adviser under supervision of the Board of Trustees and taken at their value used in determining the net asset value), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash.

PERFORMANCE INFORMATION

The Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in the Fund's returns, investors should recognize that they are not the same as actual year-by-year returns.

For the purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the Securities and Exchange Commission, funds that intend to advertise performance must include average annual total return quotations calculated according to the following formula:

P (1+T) n = ERV

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years (1, 5, or 10)

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-

year period, at the end of such period (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods of the Fund's existence or shorter periods dating from the commencement of Fund registration. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of each applicable time period.

The foregoing information should be considered in light of the Fund's investment objectives and policies, as well as the risks incurred in the Fund's investment practices. Future results will be affected by the future composition of the Fund's portfolio, as well as by changes in the general level of interest rates, and general economic and other market conditions.

The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Fund may use the following publications or indices to discuss or compare Fund performance:

Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Fund may provide comparative performance information appearing in the Lipper Growth Fund category. Morningstar measures performance in the same way and currently puts the fund in the Morningstar Large Cap Growth Fund category. In addition, the Fund may use comparative performance information of relevant indices, including the S&P 500 Index, the Dow Jones Industrial Average, the Russell 2000 Index, the NASDAQ Composite Index and the Value Line Composite Index. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange. The Russell 2000 Index, representing approximately 11% of the U.S. equity market, is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index (an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity market). The NASDAQ Composite Index is an unmanaged index, which averages the trading prices of more than 3,000 domestic over-the-counter companies. The Value Line Composite Index is an unmanaged index comprised of approximately 1,700 stocks, the purpose of which is to portray the pattern of common stock price movement.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

TAXES

The Fund has elected, and intends to qualify annually, for the special tax treatment afforded a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividend, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses; and (d) distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As a regulated investment company, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (any long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers available from the eight prior years), if any, that it distributes to shareholders. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (with adjustment) and its net capital gain (not taking into account any capital gains or losses from sales and exchanges) for the calendar year and (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the 12 month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. In order to avoid application of the excise tax, the Fund intends to make distributions in accordance with these distribution requirements.

Corporate shareholders should be aware that availability of the dividends received deduction is subject to certain restrictions. For example, the deduction is not available if Fund shares are deemed to have been held for less than 46 days and is reduced to the extent such shares are treated as debt-financed under the Code. Dividends, including the portions thereof qualifying for the dividends received deduction, are includible in the tax base on which the federal alternative minimum tax is computed. Dividends of sufficient aggregate amount received during a prescribed period of time and qualifying for the dividends received deduction may be treated as "extraordinary dividends" under the Code, resulting in a reduction in a corporate shareholder's federal tax basis in its Fund shares.

The Fund may invest as much as 10% of its net assets in securities of foreign companies and may therefore be liable for foreign withholding and other taxes, which will reduce the amount available for distribution to shareholders. Tax conventions between the United States and various other countries may reduce or eliminate such taxes. A foreign tax credit or deduction is generally allowed for foreign taxes paid or deemed to be paid. A regulated investment company may elect to have the foreign tax credit or deduction claimed by the shareholders rather than the company if certain requirements are met, including the requirement that more than 50% of the value of the company's total assets at the end of the taxable year consist of securities in foreign corporations. Because the Fund does not anticipate investment in securities of foreign corporations to this extent, the Fund will likely not be able to make this election and foreign tax credits will be allowed only to reduce the Fund's tax liability, if any.

The Fund may also be subject to special rules under the Code that apply to income derived from stock issued by a "passive foreign investment company" (or PFIC), which might subject the Fund to a non-deductible federal income tax. The Fund may be able to avoid this tax by electing to be taxed on its share of the PFIC's income (whether or not such income is actually distributed by the PFIC). The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC before an investment is made, however, the Fund may incur the PFIC tax in some instances.

Under the Code, upon disposition of securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the securities and the date of disposition are treated as ordinary gain or loss. These gains or losses referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income.

Any dividend or distribution received shortly after a share purchase will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Such dividend or distribution is fully taxable. Accordingly, prior to purchasing shares of the Fund, an investor should carefully consider the amount of dividends or capital gains distributions, which are expected to be or have been announced.

Generally, the Code's rules regarding the determination and character of gain or loss on the sale of a capital asset apply to a sale, redemption or repurchase of shares of the Fund that are held by the shareholder as capital assets. However, if a shareholder sells shares of the Fund which he has held for less than six months and on which he has received distributions of capital gains, any loss on the sale or exchange of such shares must be treated as long-term capital loss to the extent of such distributions. Any loss realized on the sale of shares of the Fund will be disallowed by the "wash sale" rules to the extent the shares sold are replaced (including through the receipt of additional shares through reinvested dividends) within a period of time beginning 30 days before and ending 30 days after the shares are sold. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Provided that the Fund qualifies as a regulated investment company under the Code, it will not be liable for California corporate taxes, other than a minimum franchise tax, if all of its income is distributed to shareholders for each taxable year. In the event that the Fund does not quality as a regulated investment company under the Code, the Fund may be responsible for Federal and state taxes, reducing returns to shareholders.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund.   No law firm has expressed an opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

ANTI-MONEY LAUNDERING PROGRAM

     The Fund has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act").  To ensure compliance with this law, the Fund's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent determination of the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's transfer agent has established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PROXY VOTING POLICIES

     The Board of Trustees of the Fund has established a policy to vote with the management of the company on all issues. One of the reasons that the company is in the portfolio is because of the confidence that the Adviser has in the management team to run the company in the best interests of the shareholders. If the Adviser loses confidence in the management team of any company, the Board expects the Adviser to sell the stock and remove the company from the portfolio.

CUSTODIAN

US Bank, Milwaukee, Wisconsin 53210, has been retained to act as Custodian for the Fund's investments. US Bank acts as the Fund's depository, keeps safe its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS

The firm of Cohen McCurdy, Ltd., 826 Westport Parkway, Westlake, Ohio 44145 has been selected as independent auditors for the Fund.  Cohen McCurdy, Ltd. performed the annual audit of the Fund's financial statements and advises the Fund on certain tax and accounting matters.

FINANCIAL STATEMENTS

The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended

June 30, 2004. The Trust will provide the Annual Report without charge at written or telephone request.

MISCELLANEOUS INFORMATION

This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the Securities Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith,  may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

 PART C  OTHER INFORMATION  - -   Financial Statements and Exhibits

(a)

Financial Statement - -  Balance Sheet of the Fund dated June 30, 2004*

(b)

Exhibits

(1)

Certificate of Trust *

(2)

By-Laws *

(3)

Inapplicable

(4)

Inapplicable

(5)

Advisory Agreement - Boyle Management and Research, Inc. *

(6)

Inapplicable

(7)

Inapplicable

(8)

Custody Agreement with US Bank*

(9)

Administration Agreement with Boyle Management and Research, Inc.*

(10)

Opinion and Consent of Counsel relating to Issuance of Shares*

(11)

Consent of Independent Public Accountants

(12)

Inapplicable

(13)

Agreement Relating to Initial Capital *

(14)

Prototype Individual Retirement Account*

(15)

Inapplicable

(16)

Inapplicable

(17)

Financial Data Schedule for Electronic Filers

(18)

Inapplicable

                   *  Previously filed.

ITEM 11.  Consent of Independent Public Accountants

As independent public accountants, we hereby consent to the use of our report dated August 16, 2004, in the Boyle Marathon Fund's Post-Effective Amendment Number 8 and to all references to our firm included in or made a part of this Post-Effective Amendment.

/S/Cohen McCurdy, Ltd.

Cohen McCurdy, Ltd.

November 18, 2004

ITEM 25.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH

REGISTRANT.

No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 26.

NUMBER OF HOLDERS OF SECURITIES.

As of June 30, 2004, the Fund had 339 shareholders of record.

ITEM 27.

INDEMNIFICATION.

Under section 3817(a) of the Delaware Business trust Act, a Delaware Business trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. Reference is made to Article V of the Certificate of Trust of The Boyle Fund (the "Trust")(Exhibit 1) pursuant to which no trustee, officer, employee or agent of the Trust shall be subject to any personal liability to the maximum extent permitted by law. Further, reference is also made to Section 11.1 the By-Laws of the Trust (Exhibit 2), which provides that the Trust shall indemnify each of its trustees, officers, employees and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any actions, suits or other proceedings by reason of his or her being or having been a trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in or with bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust will comply with Section 17(h) of the Investment Company Act of 1940, as amended (the "1940 Act") and 1940 Act Releases number 7221 (June 9, 1972) and number 11330 (September 2, 1980).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy and therefore may be unenforceable. In the event that a claim for indemnification (except insofar as it provides for the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Trust by such trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Indemnification provisions exist in the Investment Advisory and Management Agreement, Administration Agreement and Custodian Agreement which agree to indemnify the parties the agreements for all actions related to their official duties except for actions taken in bad faith, gross negligence, or willful misfeasance, or willful disregard of his or her duties.

ITEM 28.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT

ADVISER

(a)

Michael J. Boyle was a self employed consultant from January 1997 to October 1997; prior to that, Mr. Boyle was Senior Counsel with Harris Corporation, a communications equipment company headquartered in Melbourne, Florida from July 1996 to January 1997; prior to that, Mr. Boyle was a Vice-President of Business Development for an operating division of Harris Corporation from April 1990 to June 1996.

(b)

Joanne E. Boyle was President of Deck the Walls, a privately owned retail store in Melbourne, Florida from September 1983 to October 1997.

ITEM 29.

PRINCIPAL UNDERWRITERS.

Shares of the Fund are offered directly by the Fund on a continuous basis at a price per share set daily at the Net Asset Value per share. There are no underwriters.

(a)

Inapplicable

(b)

Inapplicable

(c)

Inapplicable

ITEM 30.

LOCATION OF ACCOUNTS AND RECORDS.

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 37 Cordele Road, Newark, Delaware 19711, at the offices of the Registrant's Transfer Agent located at 8869 Brecksville Road, Suite C, Brecksville, OH 44141, and at the offices of the Custodian at US Bank, Schlitz Park, Suite 300, Milwaukee, Wisconsin 53201.

ITEM 31.

MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A AND B.

Inapplicable

ITEM 32.

UNDERTAKINGS.

                               (a)            Inapplicable

                        (b)            Inapplicable

(c)

The Registrant undertakes that, if so requested, it will furnish each person to whom a              prospectus is delivered with a copy of Registrant's latest annual report to shareholders without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Newark and the State of Delaware on the 18th of November 2004.

THE BOYLE FUND

By: /S/ Michael J. Boyle

Michael J. Boyle, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE

TITLE

DATE

/S/ MICHAEL J. BOYLE

President and

November 18, 2004

………………………….

Trustee

Michael J. Boyle

/S/ JOANNE E. BOYLE

Chief Financial Officer

November 18, 2004

…………………………

Joanne E. Boyle

/S/ JAMES A. HUGHES, JR.

Trustee

November 18, 2004

……………………………...

James A. Hughes, Jr.

/S/ EDWARD LOFTUS

Trustee

November 18, 2004

………………………...

Edward Loftus

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